Segmental Reporting (Tables)	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$28,758	$22,534	$—	$51,293
Assets
Current assets	7,928,294	365,476	359,852	8,653,622
Non-current assets	12,633,088	6,514,244	1,279,174	20,426,506
Liabilities
Current liabilities	(5,911,483)	(503,558)	(9,918,078)	(16,333,119)
Non-current liabilities	(1,227,525)	(1,316,117)	—	(2,543,642)
Intercompany balances	6,130,287	227,718	(6,358,005)	—
Net asset position	$19,552,661	$5,287,763	$(14,637,057)	$10,203,367

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$10,160,370	$9,804	$—	$—	$10,170,174
Intercompany Service revenue	25,090	799,714	—	(824,804)	—
	10,185,460	809,518	—	(824,804)	10,170,174

Operating expenses
Intercompany service expense	799,714	25,090	—	(824,804)	—
Selling expenses	6,210,347	553,897	—	—	6,764,244
General and administrative expenses	1,245,510	444,538	581,830	—	2,271,878
	8,255,571	1,023,525	581,830	(824,804)	9,036,122

Income (Loss) from operations	1,929,889	(214,007)	(581,830)	—	1,134,052

Other (expense) income
Interest expense, net	(49,349)	3	(90,628)	—	(139,974)
Amortization of debt discount	—	—	(450,229)	—	(450,229)
Gain (Loss) on marketable securities	—	—	130,000	—	130,000
Other income	11,798	—	—	—	11,798
Total other (expenses) income	(37,551)	3	(410,857)	—	(448,405)

Loss before Income Taxes	1,892,338	(214,004)	(992,687)	—	685,647
Income tax provision	(545,868)	(5,530)	23,360	—	(528,038)
Net Income	$1,346,470	$(219,534)	$(969,327)	$—	$157,609

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Total

Purchase of fixed assets	$36,220	$6,162	$—	$42,382
Assets
Current assets	6,300,301	332,452	114,474	6,747,227
Non-current assets	12,870,553	6,979,232	1,253,987	21,103,772
Liabilities
Current liabilities	(4,608,526)	(343,898)	(12,296,065)	(17,248,489)
Non-current liabilities	(1,360,426)	(1,430,256)	—	(2,790,682)
Intercompany balances	3,027,374	195,116	(3,222,490)	—
Net asset position	$16,229,276	$5,732,646	$(14,150,094)	$7,811,828

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$9,207,410	$58,884	$—	$—	$9,266,294
Intercompany Service revenue	106,702	609,477	—	(716,179)	—
	9,314,112	668,361	—	(716,179)	9,266,294

Operating expenses
Intercompany service expense	609,477	106,702	—	(716,179)	—
Selling expenses	7,383,923	23,783	—	—	7,407,706
General and administrative expenses	1,020,281	662,673	1,514,500	—	3,197,454
	9,013,681	793,158	1,514,500	(716,179)	10,605,160

(Loss) income from operations	300,431	(124,797)	(1,514,500)	—	(1,338,866)

Other (expense) income
Interest expense, net	(3,961)	—	(143,675)	—	(147,636)
Amortization of debt discount	—	—	(1,356,476)	—	(1,356,476)
Loss on marketable securities	—	—	(25,000)	—	(25,000)
Total other (expenses) income	(3,961)	—	(1,525,151)	—	(1,529,112)

Loss before Income Taxes	296,470	(124,797)	(3,039,651)	—	(2,867,978)
Income tax provision	(244,019)	(1,955)	—	—	(245,974)
Net Loss	$52,451	$(126,752)	$(3,039,651)	$—	$(3,113,952)